Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 18, 2016	Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	AJS Bancorp, Inc.
Entity Central Index Key	0001576336
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 25,495,080
Entity Common Stock, Shares Outstanding		2,167,040
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY